Property and equipment, net - Summary of Property and Equipment Parenthetical (Details) - Rural Commercial Bank [Member] - CNY (¥)	Sep. 08, 2022	Jun. 24, 2022
Property, Plant and Equipment [Line Items]
Long-term line of credit	¥ 5,200,000	¥ 7,000,000
Line of Credit Facility, Initiation Date	Sep. 08, 2022	Jun. 24, 2022
Line of credit facility, expiration date	Sep. 07, 2027	Jun. 23, 2027